SEGMENT REPORTING	6 Months Ended
Jun. 30, 2021
SEGMENT REPORTING
SEGMENT REPORTING

21.  SEGMENT REPORTING

The Group continually monitors the reportable segments for changes in facts and circumstances to determine whether changes in the identification or aggregation of operating segments are necessary. In December 2020, the Group announced the entrance into the cryptocurrency industry. As of June 30, 2021, the Group have completed the transformation of its business to become a cryptocurrency mining enterprise. In accordance with ASC topic 280, “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Board of Directors and the chief executive officer, who makes resource allocation decisions and assesses performance based on the different business operating results instead of the previously geographic location operating results. As a result, the Group has three reportable segments, including the Mining pool business which acquired, the data center business, the cryptocurrency mining and others consisting of online gaming in Europe and the sport information services. Neither of these operating segments were individually reportable; therefore, we combined them in “Others” in accordance with ASC 280.

21.  SEGMENT REPORTING (continued)

The following table presents summary information by segment for the six months ended June 30, 2020 and 2021, respectively.

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
Repotable segment revenue:
Mining pool	—	2,729,901	422,808
Data center	—	73,762	11,424
Cryptocurrency mining	—	73,462	11,378
Other revenue	6,712	16,353	2,533
Total segment and consolidated revenue	6,712	2,893,478	448,143
Repotable segment cost of revenue-exclusive depreciation and amortization:
Mining pool	—	(2,675,915)	(414,447)
Data center	—	(55,315)	(8,567)
Cryptocurrency mining	—	(31,130)	(4,821)
Others	(7,092)	(12,370)	(1,916)
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(7,092)	(2,774,730)	(429,751)
Repotable segment cost of revenue-depreciation and amortization:
Mining pool	—	(7,966)	(1,234)
Data center	—	(10,398)	(1,610)
Cryptocurrency mining	—	(24,828)	(3,845)
Others	(1,508)	(979)	(152)
Total segment and consolidated cost of revenue-depreciation and amortization	(1,508)	(44,171)	(6,841)
Total segment and consolidated cost	(8,600)	(2,818,901)	(436,592)
Reconciling items:
Operating expenses	(90,505)	(83,574)	(12,943)
Other operating income	4,544	1,140	177
Government grant	341	121	19
Other operating expenses	(1,606)	(2,499)	(387)
Net loss on disposal of cryptocurrencies	—	(55,618)	(8,614)
Impairment of cryptocurrencies	—	(57,331)	(8,879)
Changes in fair value of derivative instrument	—	5,409	838
Operating loss	(89,114)	(117,775)	(18,238)
Other income, net	741	2,921	452
Interest income	4,945	636	99
Interest expense	—	(4,767)	(738)
Loss from equity method investments	(7,980)	(8,772)	(1,359)
Gain on previously held equity interest	—	36,142	5,598
Impairment of long-term investments	(33,706)	—	—
Gain from disposal of a subsidiary	—	1,227	190
Income tax benefit	3,653	—	—
Net loss	(121,461)	(90,388)	(13,996)